Supplemental Guarantor Financial Information (Condensed Consolidated Statement Of Comprehensive Income) (AGAT/AICL Notes) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Net income attributable to AerCap Holdings N.V.	$ 810,447,000		$ 292,410,000		$ 163,655,000
Other comprehensive income:
Net change in fair value of derivatives, net of tax	4,542,000	[1]	4,975,000	[1]	(1,360,000)	[1]
Net change in fair value of pension obligations, net of tax	(1,547,000)	[2]	(464,000)	[2]	(4,528,000)	[2]
Total other comprehensive income (loss):	2,995,000		4,511,000		(5,888,000)
Total comprehensive income attributable to AerCap Holdings N.V.	813,442,000		296,921,000		157,767,000
AGAT/AICL Notes [Member]
Net income attributable to AerCap Holdings N.V.	810,000,000		292,000,000		164,000,000
Other comprehensive income:
Net change in fair value of derivatives, net of tax	5,000,000		5,000,000		(1,000,000)
Net change in fair value of pension obligations, net of tax	(2,000,000)				(5,000,000)
Total other comprehensive income (loss):	3,000,000		5,000,000		(6,000,000)
Total comprehensive income attributable to AerCap Holdings N.V.	813,000,000		297,000,000		158,000,000
AGAT/AICL Notes [Member] | AerCap Holdings N.V. [Member]
Net income attributable to AerCap Holdings N.V.	810,000,000		292,000,000		164,000,000
Other comprehensive income:
Share of other comprehensive income (loss) from subsidiaries	3,000,000		5,000,000		(6,000,000)
Total comprehensive income attributable to AerCap Holdings N.V.	813,000,000		297,000,000		158,000,000
AGAT/AICL Notes [Member] | AerCap Global Aviation Trust [Member]
Net income attributable to AerCap Holdings N.V.	682,000,000
Other comprehensive income:
Total comprehensive income attributable to AerCap Holdings N.V.	682,000,000
AGAT/AICL Notes [Member] | AerCap Ireland [Member]
Net income attributable to AerCap Holdings N.V.	577,000,000		(11,000,000)
Other comprehensive income:
Total comprehensive income attributable to AerCap Holdings N.V.	577,000,000		(11,000,000)
AGAT/AICL Notes [Member] | Guarantors [Member]
Net income attributable to AerCap Holdings N.V.	856,000,000	[3]	128,000,000	[3]	(54,000,000)	[3]
Other comprehensive income:
Net change in fair value of pension obligations, net of tax	3,000,000	[3]			(3,000,000)	[3]
Total other comprehensive income (loss):	3,000,000	[3]			(3,000,000)	[3]
Share of other comprehensive income (loss) from subsidiaries			5,000,000	[3]	(3,000,000)	[3]
Total comprehensive income attributable to AerCap Holdings N.V.	859,000,000	[3]	133,000,000	[3]	(60,000,000)	[3]
AGAT/AICL Notes [Member] | Non-Guarantors [Member]
Net income attributable to AerCap Holdings N.V.	722,000,000		326,000,000		174,000,000
Other comprehensive income:
Net change in fair value of derivatives, net of tax	5,000,000		5,000,000		(1,000,000)
Net change in fair value of pension obligations, net of tax	(5,000,000)				(2,000,000)
Total other comprehensive income (loss):			5,000,000		(3,000,000)
Total comprehensive income attributable to AerCap Holdings N.V.	722,000,000		331,000,000		171,000,000
AGAT/AICL Notes [Member] | Eliminations [Member]
Net income attributable to AerCap Holdings N.V.	(2,837,000,000)		(443,000,000)		(120,000,000)
Other comprehensive income:
Share of other comprehensive income (loss) from subsidiaries	(3,000,000)		(10,000,000)		9,000,000
Total comprehensive income attributable to AerCap Holdings N.V.	$ (2,840,000,000)		$ (453,000,000)		$ (111,000,000)

[1]	In 2014 we reclassified $3.1 million from accumulated other comprehensive income (loss) to interest expense in the income statement. In 2013 and 2012 we entered into interest rate swaps for which we applied cash flow hedge accounting treatment. During these years no amounts were reclassified from accumulated other comprehensive (loss) income to the income statement.
[2]	We recognize the actuarial gains or losses that arise during the period as a component of other comprehensive (loss) income.
[3]	Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC. ILFC was acquired on May 14, 2014 and is not included prior to its acquisition date.